Convertible Debentures	12 Months Ended
Dec. 31, 2013
Convertible Debentures:
Convertible Debentures

4.

4.    Convertible Debentures

a)

In February 2013, the Company issued a convertible debenture to a non-related party for $37,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on November 15, 2013. The note is convertible into shares of common stock 180 days after the date of issuance (August 14, 2013) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $28,810. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $37,500. During the year ended December 31, 2013, the Company issued 2,349,367 shares of common stock for the conversion of $37,500 of the note and $1,500 of accrued interest. During the year ended December 31, 2013, $28,810 (2012 - $nil) of accretion expense had been recorded and the note has been fully converted. The Company paid financing costs of $2,500 relating to the issuance of the note.

b)

In April 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on January 15, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (October 7, 2013) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,979. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, the Company issued 1,716,573 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2013, $24,979 (2012 - $nil) of accretion expense had been recorded and the note has been fully converted. The Company paid financing costs of $2,500 relating to the issuance of the note.

c)

In June 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on March 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (November 30, 2013) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,953. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, the Company issued 2,312,268 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2013, $24,953 (2012 - $nil) of accretion expense had been recorded and the note has been fully converted. The Company paid financing costs of $2,500 relating to the issuance of the note.

d)

In August 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on May 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (January 28, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,963. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, $13,698 (2012 - $nil) of accretion expense had been recorded.

The Company has assessed the derivative liability based on guidance from ASC 480 and 815 and noted that no derivative liability exists.

4.

e)

In October 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on July 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (March 30, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,953. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, $8,257 (2012 - $nil) of accretion expense had been recorded.

The Company has assessed the derivative liability based on guidance from ASC 480 and 815 and noted that no derivative liability exists.

f)

In October 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on August 4, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (April 29, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,963. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, $5,497 (2012 - $nil) of accretion expense had been recorded.

The Company has assessed the derivative liability based on guidance from ASC 480 and 815 and noted that no derivative liability exists.

g)

In December 2013, the Company issued a convertible debenture to a non-related party for $32,500.  Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on September 19, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (June 15, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,958. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2013, $1,266 (2012 - $nil) of accretion expense had been recorded.

The Company has assessed the derivative liability based on guidance from ASC 480 and 815 and noted that no derivative liability exists.